Summary of significant accounting and reporting policies - Performance Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation	$ 88	$ 1,643	$ 4,273
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation		1,276	4,017
Later than one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation		$ 367	$ 256